COMMITMENTS AND CONTINGENCIES Schedule of minimum future payments under operating leases for our continuing operations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Minimum future payments under operating leases
2015	$ 5,364
2016	4,850
2017	4,591
2018	3,455
2019	2,831
Subsequent years	3,705
Total	$ 24,796